Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 23,152	kr 22,251	kr 21,963	kr 16,998	kr 14,411
Deferred tax liabilities	670		901	2,147
Net balance	22,482		21,062	kr 14,851
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,182		894
Deferred tax liabilities	2,125		2,374
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,614		3,402
Deferred tax liabilities	731		866
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,459		4,886
Deferred tax liabilities	842		704
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,441		1,846
Deferred tax liabilities			15
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,223		3,556
Deferred tax liabilities	188		275
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,449		10,712
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	26,368		25,296
Deferred tax liabilities	3,886		4,234
Net balance	22,482		21,062
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(3,216)		(3,333)
Netting of deferred tax liabilities	kr (3,216)		kr (3,333)